Segment Information	12 Months Ended
Dec. 31, 2017
Operating Segments [Abstract]
Segment Information
Segment information
The organizational structure approved by the Board of Directors of Telefónica, S.A. on February 26, 2014 is made up of the following segments: Telefónica Spain, Telefónica United Kingdom, Telefónica Germany, Telefónica Brazil and Telefónica Hispanoamérica (formed by the Group’s operators in Argentina, Chile, Peru, Colombia, Mexico, Venezuela, Central America, Ecuador and Uruguay).
These segments include the information related to wireline, wireless, cable, data, internet and television businesses and other digital services provided in each country or countries. Any services not specifically included in these segments are part of “Other companies and eliminations”, which includes, in particular, Telxius (as further explained below), the companies belonging to the cross-sectional areas, other Group companies as well as eliminations in the consolidation process. Inter-segment transactions are carried out at market prices.
Telxius' results are fully reported under "Other companies and eliminations" since January 1, 2017, reflecting the integration within Telxius of the mobile telecommunications towers transferred from the Telefónica Spain, Telefónica Germany, Telefónica Brazil and Telefónica Hispanoamérica segments and the international submarine fiber optic cable (which had already been previously reported under "Other companies and eliminations"). The 2016 comparative segment results have been revised, accordingly. Based on the different dates on which assets were contributed to Telxius by each operating segment, this has affected the results of Telefónica Spain (since January 1, 2016), Telefónica Germany (since May 1, 2016), Telefónica Brazil (since April 1, 2016) and Telefónica Hispanoamérica (Telefónica Perú since April 1, 2016 and Telefónica Chile since May 1, 2016). The results of the segments do not include the intra-group capital gains resulting from the transfer of towers to Telxius.
Revenues of Telxius in 2017 amounted to 730 million euros (645 million euros in 2016), of which 449 million euros correspond to inter-segment revenues (451 million euros in 2016). OIBDA of Telxius in 2017 amounted to 346 million euros (266 million euros in 2016). The capital expenditures of 2017 in Telxius amounted to 203 million euros (119 million euros in 2016).
In addition, in 2017 Telefónica Spain includes the companies Telefónica Studios and Telefónica Servicios Audiovisuales (which had been previously reported under “Other companies and eliminations”), and Telefónica Spain and Telefónica Hispanoamérica include the results of the data center business in Spain and Chile, respectively (which had been previously reported under “Other companies and eliminations”). As a consequence, the 2016 comparative segment results have also been revised accordingly.
These changes in the segments have had no impact on the consolidated results of the Group.
The Telxius subsidiaries currently holding the telecommunications towers did not exist in 2015 as such towers were part of the operating companies of the relevant countries. Thus, segment information could not be retrospectively revised for 2015. The segment reporting for 2016 is being presented under two different bases: (i) for purposes of the comparison against 2017, 2016 segment information has been revised so that the telecommunications towers are part of Telxius (since the dates on which the relevant assets were transferred to Telxius); and (ii) for purposes of the comparison against 2015, the telecommunications towers are integrated in each relevant segment.
The Group manages borrowing activities centrally. Also, Telefónica, S.A. is the head of the Telefónica tax group in Spain (see Note 17). Therefore, a significant part of the related assets and liabilities is included under “Other companies and eliminations” and the results of the segments are disclosed up to operating income. Revenue and expenses arising from intra-group invoicing for the use of the trademark and management services have been eliminated from the operating results of each Group segment. These adjustments have no impact on the Group’s consolidated results.
Segment reporting takes into account the impact of the purchase price allocation to the assets acquired and the liabilities assumed for the companies included in each segment. The assets and liabilities presented in each segment are those managed by the heads of each segment, irrespective of their legal structure.
Operating income before depreciation and amortization (OIBDA) is calculated by excluding solely depreciation and amortization from operating income. OIBDA is used to track the performance of the business and to establish operating and strategic targets of the Telefónica Group companies. OIBDA is a commonly reported measure and is widely used among analysts, investors and other interested parties in the telecommunications industry, although not a measure explicitly defined in IFRS, and therefore, may not be comparable to similar indicators used by other companies. OIBDA should not be considered as a substitute for operating income.
The following table presents income and CapEx information (capital expenditures in intangible assets and property, plant and equipment, see Notes 6 and 8) regarding the Group’s operating segments:

2017
Millions of euros	Telefónica Spain	Telefónica United Kingdom	Telefónica Germany	Telefónica Brazil	Telefónica Hispano- américa	Other companies and eliminations	Total Group
Revenues	12,653	6,540	7,296	12,019	12,552	948	52,008
External revenues	12,364	6,505	7,252	11,994	12,394	1,499	52,008
Inter-segment revenues	289	35	44	25	158	(551)	—
Other operating income and expenses	(7,701)	(4,901)	(5,475)	(7,828)	(9,014)	(902)	(35,821)
OIBDA	4,952	1,639	1,821	4,191	3,538	46	16,187
Depreciation and amortization	(1,688)	(1,047)	(1,954)	(2,228)	(2,191)	(288)	(9,396)
Operating income	3,264	592	(133)	1,963	1,347	(242)	6,791
Capital expenditures (CapEx)	1,683	827	951	2,225	2,678	333	8,697

2016 (revised)
Millions of euros	Telefónica Spain	Telefónica United Kingdom	Telefónica Germany	Telefónica Brazil	Telefónica Hispano- américa	Other companies and eliminations	Total Group
Revenues	12,815	6,861	7,503	11,090	12,579	1,188	52,036
External revenues	12,512	6,821	7,460	11,060	12,337	1,846	52,036
Inter-segment revenues	303	40	43	30	242	(658)	—
Other operating income and expenses	(8,412)	(5,152)	(5,732)	(7,388)	(9,105)	(1,129)	(36,918)
OIBDA	4,403	1,709	1,771	3,702	3,474	59	15,118
Depreciation and amortization	(1,827)	(1,090)	(2,200)	(2,036)	(2,189)	(307)	(9,649)
Operating income	2,576	619	(429)	1,666	1,285	(248)	5,469
Capital expenditures (CapEx)	1,852	931	1,107	2,137	2,615	286	8,928

2016 (previous segmentation)
Millions of euros	Telefónica Spain	Telefónica United Kingdom	Telefónica Germany	Telefónica Brazil	Telefónica Hispano- américa	Other companies and eliminations	Total Group
Revenues	12,713	6,861	7,503	11,097	12,579	1,283	52,036
External revenues	12,410	6,822	7,460	11,067	12,337	1,940	52,036
Inter-segment revenues	303	39	43	30	242	(657)	—
Other operating income and expenses	(8,246)	(5,152)	(5,709)	(7,383)	(9,102)	(1,326)	(36,918)
OIBDA	4,467	1,709	1,794	3,714	3,477	(43)	15,118
Depreciation and amortization	(1,830)	(1,090)	(2,211)	(2,038)	(2,190)	(290)	(9,649)
Operating income	2,637	619	(417)	1,676	1,287	(333)	5,469
Capital expenditures (CapEx)	1,847	931	1,108	2,138	2,613	291	8,928

2015
Millions of euros	Telefónica Spain	Telefónica United Kingdom	Telefónica Germany	Telefónica Brazil	Telefónica Hispano- américa	Other companies and eliminations	Total Group
Revenues	12,402	7,837	7,888	11,060	14,387	1,342	54,916
External revenues	12,194	7,787	7,874	11,027	14,147	1,887	54,916
Inter-segment revenues	208	50	14	33	240	(545)	—
Other operating income and expenses	(10,066)	(5,908)	(6,030)	(7,487)	(10,031)	(2,165)	(41,687)
OIBDA	2,336	1,929	1,858	3,573	4,356	(823)	13,229
Depreciation and amortization	(1,898)	(1,196)	(2,128)	(1,916)	(2,241)	(325)	(9,704)
Operating income	438	733	(270)	1,657	2,115	(1,148)	3,525
Capital expenditures (CapEx)	1,827	883	2,230	2,105	3,060	356	10,461
The following table presents segment assets, liabilities and investments accounted for by the equity method:

2017
Millions of euros	Telefónica Spain	Telefónica United Kingdom	Telefónica Germany	Telefónica Brazil	Telefónica Hispano- américa	Other companies and eliminations	Total Group
Investments accounted for by the equity method	2	7	—	2	1	65	77
Fixed assets	15,288	9,198	14,611	23,845	13,931	2,198	79,071
Total allocated assets	22,722	11,610	17,225	30,229	20,226	13,054	115,066
Total allocated liabilities	13,391	4,063	5,889	8,130	10,716	46,259	88,448

2016 (revised)
Millions of euros	Telefónica Spain	Telefónica United Kingdom	Telefónica Germany	Telefónica Brazil	Telefónica Hispano- américa	Other companies and eliminations	Total Group
Investments accounted for by the equity method	1	6	—	2	1	66	76
Fixed assets	15,306	9,771	15,572	27,489	15,089	2,370	85,597
Total allocated assets	22,138	12,025	18,510	35,104	21,655	14,209	123,641
Total allocated liabilities	12,999	3,907	6,006	9,643	13,004	49,697	95,256

2016 (previous segmentation)
Millions of euros	Telefónica Spain	Telefónica United Kingdom	Telefónica Germany	Telefónica Brazil	Telefónica Hispano- américa	Other companies and eliminations	Total Group
Investments accounted for by the equity method	1	6	—	2	1	66	76
Fixed assets	15,559	9,771	15,825	27,522	15,126	1,794	85,597
Total allocated assets	22,353	12,025	18,835	35,192	21,694	13,542	123,641
Total allocated liabilities	13,009	3,907	6,078	9,636	13,002	49,624	95,256

The composition of segment revenues, detailed by the main countries in which the Group operates, is as follows:

Millions of euros	2017				2016 (revised)				2016 (previous segmentation)				2015
Country	Fixed	Mobile	Other and elims.	Total	Fixed	Mobile	Other and elims.	Total	Fixed	Mobile	Other and elims.	Total	Fixed	Mobile	Other and elims.	Total
Spain (*)				12,653				12,815	9,795	4,149	(1,231)	12,713	9,359	4,337	(1,294)	12,402
United Kingdom (**)	—	6,216	324	6,540	—	6,572	289	6,861	—	6,861	—	6,861	—	7,837	—	7,837
Germany	862	6,415	19	7,296	981	6,498	24	7,503	981	6,498	24	7,503	1,043	6,832	13	7,888
Brazil	4,659	7,360	—	12,019	4,427	6,663	—	11,090	4,428	6,669	—	11,097	4,154	6,906	—	11,060
Hispano-américa	3,964	8,588	—	12,552	3,999	8,580	—	12,579	3,732	8,882	(35)	12,579	4,070	10,347	(30)	14,387
Argentina	1,216	2,279	—	3,495	1,133	1,867	—	3,000	1,133	1,867	—	3,000	1,376	2,539	—	3,915
Chile	926	1,259	—	2,185	926	1,237	—	2,163	925	1,238	—	2,163	928	1,292	—	2,220
Peru	1,092	1,226	—	2,318	1,126	1,373	—	2,499	1,126	1,373	—	2,499	1,200	1,566	—	2,766
Colombia	554	909	—	1,463	548	861	—	1,409	548	861	—	1,409	566	942	—	1,508
Mexico	—	1,336	—	1,336	—	1,410	—	1,410	—	1,410	—	1,410	—	1,783	—	1,783
Remaining operators and segment eliminations	176	1,579	—	1,755	266	1,832	—	2,098	—	2,133	(35)	2,098	—	2,225	(30)	2,195
Other and inter-segment eliminations	—	—	948	948	—	—	1,188	1,188	—	—	—	1,283	—	—	—	1,342
Total Group	—	—	—	52,008	—	—	—	52,036	—	—	—	52,036	—	—	—	54,916
Note: In the countries of the Telefónica Hispanoamérica segment with separate fixed and mobile operating companies, the intercompany revenues have not been considered.
(*) The detail of revenues for Telefónica Spain is shown in the table below.
(**) Telefónica United Kingdom mobile revenues include revenues from MVNOs since 1 January 2017, which were previously accounted as "others". Comparative figures for 2016 have been revised accordingly.

Given the convergence reached at Telefónica Spain due to the high penetration of the convergent offers in Telefónica Spain, the revenue breakdown by fixed and mobile is less relevant in this segment. For this reason, the following revenue breakdown is shown, which management believes is more meaningful.

Millions of euros
Telefónica Spain	2017	2016 (revised)
Mobile handset sale	379	497
Ex-Mobile handset sale	12,274	12,318
Consumer	6,602	6,536
Corporate	3,401	3,445
Others	2,271	2,337
Total	12,653	12,815